THE GOLD BULLION STRATEGY VIT PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.5%
	COMMODITY - 1.0%
1,237	SPDR Gold Shares(a),(b)			$ 212,071

	FIXED INCOME - 39.5%
40,260	iShares 0-3 Month Treasury Bond ETF			4,052,974
44,130	SPDR Bloomberg 1-3 Month T-Bill ETF(e)			4,052,017
				8,104,991

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,304,255)			8,317,062

	SHORT-TERM INVESTMENTS — 54.5%
	MONEY MARKET FUNDS - 54.5%
2,611,270	DWS Government Money Market Series, Institutional Class, 5.29%(c)			2,611,270
2,611,270	Fidelity Government Portfolio, Class I, 5.23%(c)			2,611,270
2,611,260	First American Government Obligations Fund, Class Z, 5.22%(c)			2,611,260
730,082	First American Government Obligations Fund, Class Z, 5.22%(b)(c)			730,082
2,611,271	STIT - Treasury Portfolio, Institutional Class, 5.26%(c)			2,611,271
	TOTAL MONEY MARKET FUNDS (Cost $11,175,153)			11,175,153

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,175,153)			11,175,153

Units
4,115,344	COLLATERAL FOR SECURITIES LOANED — 20.0% Mount Vernon Liquid Assets Portfolio, LLC - 5.50% (c)(d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,115,344)			4,115,344

	TOTAL INVESTMENTS - 115.0% (Cost $23,594,752)			$ 23,607,559
	LIBILITIES IN EXCESS OF OTHER ASSETS – (15.0)%			(3,087,456)
	NET ASSETS - 100.0%			$ 20,520,103

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
108	COMEX Gold 100 Troy Ounces Future(b)	12/27/2023	$ 20,133,360	$ (1,412,070)
	TOTAL FUTURES CONTRACTS

THE GOLD BULLION STRATEGY VIT PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(d) (e)	Security purchased with cash proceeds of securities lending collateral. All or a portion of the security is on loan. Total loaned securities had a value of $4,030,623 at September 30, 2023.